Goodwill - Additional Information (Detail) $ in Thousands									1 Months Ended
		Dec. 04, 2015 USD ($) Patient Site		Mar. 25, 2015 USD ($)	Feb. 27, 2015 USD ($)		May. 07, 2014 USD ($)	Feb. 15, 2013 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Goodwill										$ 588,434	$ 463,324	$ 357,523
Clinical Trial Services of Cross Country Healthcare Inc.
Business Acquisition [Line Items]
Goodwill	[1]							$ 36,922
Cash consideration								51,897
Working capital adjustment								$ 199	$ 199
PMG
Business Acquisition [Line Items]
Goodwill		$ 41,039	[2]							41,039
Cash consideration		53,681
Other liabilities assumed		$ 9,860
Number of clinical research sites acquired | Site		48
Working capital targets achievement period		90 days
PMG | Minimum
Business Acquisition [Line Items]
Number of active patients via electronic medical records acquired | Patient		2,000,000
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Goodwill					$ 92,084	[3]				$ 92,084
Cash consideration					108,717
Other liabilities assumed	[4]				11,283
Cash consideration, net of working capital adjustment					104,800
Working capital adjustment					$ 3,998
Aptiv Solutions
Business Acquisition [Line Items]
Goodwill	[5]						$ 125,627
Cash consideration							143,500
Working capital adjustment				$ 1,964			$ 1,964
Percentage of common stock acquired							100.00%
Adjustments to cash consideration	[6]						$ 22,399

[1]	Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.
[2]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.
[3]	Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.
[4]	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities at the acquisition date which have subsequently been discharged.
[5]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
[6]	Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.